Description of Organization and Business Operations (Details) - USD ($)					3 Months Ended		6 Months Ended			12 Months Ended
	Nov. 15, 2023	May 11, 2023	Aug. 16, 2022	Feb. 15, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024	Mar. 07, 2024	Oct. 17, 2022
Description of Organization and Business Operations [Line Items]
Cash					$ 691,672		$ 691,672			$ 375,036	$ 2,971,558
Working capital deficit					$ (22,631,223)		(22,631,223)			21,851,454
Cash flow from operations							211,023	$ (2,296,949)	[1]	(7,645,418)	3,700,686
Cash proceeds								$ 7,024,332	[1]	$ 8,502,252	2,628,334
Sale of shares (in Shares)										21,120,163
Incorporated date										Dec. 09, 2020
Percentage of excise tax					45.00%	15.00%	25.00%	20.00%
Excise tax of fair market value										1.00%
Excise tax	$ 474,837
Accrued liabilities and other										$ 474,837	$ 474,837
U S Federal [Member]
Description of Organization and Business Operations [Line Items]
Percentage of excise tax			1.00%
Excise Tax Liability [Member]
Description of Organization and Business Operations [Line Items]
Percentage of excise tax	1.00%
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from private placement				$ 5,050,000
Common Stock Purchase Agreement [Member]
Description of Organization and Business Operations [Line Items]
Maximum funding limit										$ 150,000,000
Common stock issued (in Shares)										14,770,000
Common Stock Purchase Agreement [Member]
Description of Organization and Business Operations [Line Items]
Funding limit												$ 150,000,000	$ 150,000,000
Cash proceeds							$ 11,130,586
Sale of shares (in Shares)							17,000,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)				7,500,000
Shares price per unit (in Dollars per share)				$ 10
Shares purchased additionally (in Shares)				1,125,000
Sale of stock units (in Shares)										6,847,500
Private Placement Unit [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)										505,000
Shares price per unit (in Dollars per share)										$ 10
Sale of stock units (in Shares)				505,000							4,188,000
Sale price per unit (in Dollars per share)				$ 10
Number of shares issued per unit (in Shares)										1
Exercise price per share (in Dollars per share)										$ 11.5
Going Concern Considerations [Member]
Description of Organization and Business Operations [Line Items]
Cash flow from operations										$ (7,645,418)
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Total of public shares for redemption (in Shares)	3,323,707	4,115,597
Aggregate redemption amount	$ 12,346,791	$ 43,318,207
Common Stock [Member] | Common Stock Purchase Agreement [Member]
Description of Organization and Business Operations [Line Items]
Common stock issued (in Shares)										14,770,000

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11